Average Annual Total Returns	0 Months Ended
Jun. 01, 2012
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(6.66%)
5 Years	1.68%
10 Years	4.69%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.07%)
5 Years	0.60%
10 Years	3.62%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.18%)
5 Years	1.05%
10 Years	3.61%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class B Shares
Average Annual Return:
1 Year	(6.61%)
5 Years	1.76%
10 Years	4.50%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class C Shares
Average Annual Return:
1 Year	(2.69%)
5 Years	2.10%
10 Years	4.51%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class R Shares
Average Annual Return:
1 Year	(1.22%)
5 Years	2.63%
10 Years	5.03%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class T Shares
Average Annual Return:
1 Year	(6.80%)
5 Years	1.61%
10 Years	4.63%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(10.26%)
5 Years	(0.79%)
10 Years	4.05%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.36%)
5 Years	(1.60%)
10 Years	3.43%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.54%)
5 Years	(0.71%)
10 Years	3.46%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class B Shares
Average Annual Return:
1 Year	(10.28%)
5 Years	(0.66%)
10 Years	3.87%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class C Shares
Average Annual Return:
1 Year	(6.47%)
5 Years	(0.37%)
10 Years	3.88%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class R Shares
Average Annual Return:
1 Year	(5.08%)
5 Years	0.13%
10 Years	4.40%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class R4 Shares
Average Annual Return:
1 Year	(4.72%)
5 Years	0.41%
10 Years	4.68%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(2.95%)
5 Years	2.84%
10 Years	4.41%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.72%)
5 Years	1.59%
10 Years	3.12%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.86%)
5 Years	1.79%
10 Years	3.14%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class B Shares
Average Annual Return:
1 Year	(2.78%)
5 Years	2.96%
10 Years	4.24%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class C Shares
Average Annual Return:
1 Year	1.24%
5 Years	3.30%
10 Years	4.24%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class R Shares
Average Annual Return:
1 Year	2.83%
5 Years	3.83%
10 Years	4.78%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Blended 80% Barclays U.S. Aggregate 1-3 Years Index/20% Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	2.44%
5 Years	4.97%
Life of Fund	4.66%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Barclays U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	4.13%
Life of Fund	3.56%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class A Shares
Average Annual Return:
1 Year	1.75%
5 Years	3.67%
Life of Fund	4.10%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.66%
5 Years	2.32%
Life of Fund	2.69%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.16%
5 Years	2.34%
Life of Fund	2.67%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class B Shares
Average Annual Return:
1 Year	1.27%
5 Years	3.56%
Life of Fund	3.72%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class C Shares
Average Annual Return:
1 Year	3.38%
5 Years	3.57%
Life of Fund	3.73%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class Z Shares
Average Annual Return:
1 Year	(0.81%)
5 Years	3.15%
10 Years	5.57%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.32%)
5 Years	1.98%
10 Years	4.42%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.34%)
5 Years	2.26%
10 Years	4.35%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | Class Z Shares
Average Annual Return:
1 Year	(4.55%)
5 Years	0.67%
10 Years	4.93%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(4.68%)
5 Years	(0.17%)
10 Years	4.28%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.78%)
5 Years	0.53%
10 Years	4.23%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Class Z Shares
Average Annual Return:
1 Year	3.28%
5 Years	4.31%
10 Years	5.28%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.37%
5 Years	2.95%
10 Years	3.88%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.20%
5 Years	2.99%
10 Years	3.85%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Blended 80% Barclays U.S. Aggregate 1-3 Years Index/20% Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	2.44%
5 Years	4.97%
Life of Fund	4.66%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Barclays U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	4.13%
Life of Fund	3.56%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Class Z Shares
Average Annual Return:
1 Year	5.41%
5 Years	4.61%
Life of Fund	4.77%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.20%
5 Years	3.16%
Life of Fund	3.27%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.54%
5 Years	3.09%
Life of Fund	3.20%
Inception Date	Sep. 04, 2003
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Life of Fund	(0.76%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A Shares
Average Annual Return:
1 Year	(17.70%)
5 Years	(5.46%)
Life of Fund	(2.04%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.91%)
5 Years	(6.16%)
Life of Fund	(2.77%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.34%)
5 Years	(4.60%)
Life of Fund	(1.79%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class B Shares
Average Annual Return:
1 Year	(17.69%)
5 Years	(5.39%)
Life of Fund	(1.91%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class C Shares
Average Annual Return:
1 Year	(14.27%)
5 Years	(5.08%)
Life of Fund	(1.79%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class R Shares
Average Annual Return:
1 Year	(13.04%)
5 Years	(4.63%)
Life of Fund	(1.33%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Life of Fund	(0.76%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z Shares
Average Annual Return:
1 Year	(12.46%)
5 Years	(4.12%)
Life of Fund	(0.81%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.72%)
5 Years	(4.93%)
Life of Fund	(1.65%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.89%)
5 Years	(3.57%)
Life of Fund	(0.82%)
Inception Date	Feb. 15, 2006